Investments - Narrative (Details) - $ / shares shares in Millions	Feb. 22, 2021	Dec. 31, 2020	Dec. 31, 2019
Brookfield Infrastructure Partners L.P.
Disclosure of detailed information about financial instruments [line items]
Business acquisition, share price offered (CAD per share)	$ 16.50
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)		22.6
Market price per common share (CAD per share)		$ 10.09	$ 15.23
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of shares held as investment (in shares)		6.4
Market price per common share (CAD per share)		$ 11.87	$ 22.54